Fair Value of Financial Instruments - Securities with Unrealized Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Rolling Maturity [Abstract]
Available For Sale Securities, Number of Maturity Groups | item	2	2
Due within 1 year,Cost	$ 1,002	$ 14,614
Due within 1 year,Unrealized Losses		(16)
Due within 1 year, Fair Value	$ 1,002	14,598
Short-term investments.
Estimated fair values of available-for-sale securities with unrealized losses
Cost		8,171
Unrealized Losses		16
Fair value		8,155
Short-term investments. | Corporate notes
Estimated fair values of available-for-sale securities with unrealized losses
Cost		8,171
Unrealized Losses		16
Fair value		$ 8,155